INCOME TAXES (Schedule of Income Tax Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Current tax expenses	$ 500,743	$ 156,894	$ 29,436
Deferred tax (benefit) expenses	76,504	13,207	(1,254)
Total	$ 577,247	$ 170,101	$ 28,182